Commitments and Contingencies	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Litigation
The Company may be involved in legal proceedings and exposed to potential claims in the normal course of business. As of March 31, 2023 and December 31, 2022, the Company does not have any reasonably possible or probable losses from such claims.
Commitments
In November 2022, the Company entered into a Note Purchase Agreement. Refer to Note 13 - Related Party Transactions, for more information.
In November 2022, the Company entered into a lease for real estate to expand its headquarters in Skokie, Illinois, commencing on May 1, 2024. As the lease has not commenced, it is not recorded on the condensed consolidated balance sheet. Total lease payments in 2024, 2025 and 2026 for this lease are expected to be $3,287.	Commitments and Contingencies
Litigation
The Company may be involved in legal proceedings and exposed to potential claims in the normal course of business. As of June 30, 2023 and December 31, 2022, the Company does not have any reasonably possible or probable losses from such claims.
Commitments
In November 2022, the Company entered into a lease for real estate to expand its headquarters in Skokie, Illinois, commencing on May 1, 2024. As the lease has not commenced, it is not recorded on the condensed consolidated balance sheet. Total lease payments in 2024, 2025 and 2026 for this lease are expected to be $3,287.	Commitments and Contingencies
Litigation
The Company may be involved in legal proceedings and exposed to potential claims in the normal course of business. As of September 30, 2023 and December 31, 2022, the Company does not have any reasonably possible or probable losses from such claims.
Commitments
In November 2022, the Company entered into a lease for real estate to expand its headquarters in Skokie, Illinois, commencing on May 1, 2024. As the lease has not commenced, it is not recorded on the condensed consolidated balance sheet. Total lease payments in 2024, 2025 and 2026 for this lease are expected to be $3,287.
Commitments and Contingencies
Litigation
The Company may be involved in legal proceedings and exposed to potential claims in the normal course of business. As of December 31, 2022 and December 31, 2021, the Company does not have any reasonably possible or probable losses from such claims.
Commitments
In November 2022, the Company entered into a Note Purchase Agreement. Refer to Note 12, Related Party Transactions, for more information.
In November 2022, the Company entered into a lease for real estate to expand its headquarters in Skokie, Illinois, commencing on May 1, 2024. As the lease has not commenced, it is not part of the disclosures in Note 15, Leases. The following table represents the future lease payments for this lease (in thousands):

Year ending December 31,
2023	—
2024	642
2025	1,303
2026	1,342
2027	—
Thereafter	—
Total cash payments	3,287